Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank
Ac
t, below is disclosure regarding executive compensation for our principal executive officer (“PEO,” also known as our CEO), and other NEOs and company financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. Pursuant to SEC rules, the information in this “
Pay Versus Performance”
disclosure section shall not be deemed to be incorporated by reference into any Altair filing under the Securities Act or Exchange Act, unless expressly incorporated by specific reference in such filing.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fiscal year ended December 31,	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Value of Initial Fixed $100 Investment Based on Peer Group Total Shareholder Return (3) ($)	Net (Loss) ($)	Adjusted EBITDA, which we refer to as our “Company Selected Measure” (3) ($)
2022	5,142,001	812,028	1,614,787	537,488	126.57	132.79	(43,429,000)	108,600,000
2021	3,758,011	6,003,210	1,154,249	1,675,742	215.26	206.76	(8,794,000)	85,253,000
2020	2,021,188	5,085,599	1,169,176	1,671,132	162.00	149.98	(10,500,000)	57,288,000

(1)
As reflected elsewhere herein, our Non-PEO NEOs for 2022 were Matthew Brown, Gilma Saravia, Mahalingam Srikanth and Ravi Kunju. Our Non-PEO NEOs for 2021 were Matthew Brown, Howard Morof (our former Chief Financial Officer who ceased to be employed on March 6, 2021), Gilma Saravia, Brett Chouinard and Uwe Schramm. Our Non-PEO NEOs for 2020 were Howard Morof, Gilma Saravia, Amy Messano and Uwe Schramm.

(2)
For each Covered Year, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

PEO	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	5,142,001	3,758,011	2,021,188
- SCT “Stock Awards” column value	(1,704,403)	(1,238,600)	(482,400)
- SCT “Option Awards” column value	(2,007,665)	(895,496)	(409,155)
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	2,242,918	2,898,155	2,245,183
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(2,255,672)	1,231,180	1,489,083
+ vesting date fair value of equity awards granted and vested in the Covered Year end	—	—	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	(605,150)	267,960	222,700
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	—	—	—
Compensation Actually Paid to PEO (column (c))	812,028	6,003,210	5,085,599

Average of Non-PEO NEOs	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	1,614,787	1,154,249	1,169,176
- SCT “Stock Awards” column value	(400,257)	(413,346)	(127,704)
- SCT “Option Awards” column value	(747,431)	(313,961)	(650,448)
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	936,576	1,103,103	1,111,867
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(767,594)	529,204	145,957
+ vesting date fair value of equity awards granted and vested in the Covered Year end	—	204,058	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	(98,592)	44,225	22,283
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	—	(631,789)	—
Compensation Actually Paid to PEO (column (c))	537,488	1,675,742	1,671,132

(3)
The Peer Group TSR set forth in this table utilizes the Nasdaq Computer Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in our company and in the Nasdaq Computer Index and assumes reinvestment of all dividends. Historical stock performance is not indicative of future stock performance.

(4)
We have identified Adjusted EBITDA as our Company Selected Measure. Adjusted EBITDA is a Non-GAAP financial measure. For our company, Adjusted EBITDA represents net income adjusted for income tax expense, interest expense, interest income and other, depreciation and amortization, stock-based compensation expense, restructuring charges, asset impairment charges and other special items identified by management. A reconciliation of our 2022 Adjusted EBITDA to net income (loss), the most comparable GAAP financial measure, is presented in Appendix A to this proxy statement. Identifying a Company Selected Measure is a matter of opinion. Other companies, including our peer companies, may utilize different measures as a basis for compensation or may utilize similar measures that are calculated in a manner that is different from the manner in which we calculate that measure. We may change the Company Selected Measure from year to year, depending upon a number of factors relating to our business.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	As reflected elsewhere herein, our Non-PEO NEOs for 2022 were Matthew Brown, Gilma Saravia, Mahalingam Srikanth and Ravi Kunju. Our Non-PEO NEOs for 2021 were Matthew Brown, Howard Morof (our former Chief Financial Officer who ceased to be employed on March 6, 2021), Gilma Saravia, Brett Chouinard and Uwe Schramm. Our Non-PEO NEOs for 2020 were Howard Morof, Gilma Saravia, Amy Messano and Uwe Schramm.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the Nasdaq Computer Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in our company and in the Nasdaq Computer Index and assumes reinvestment of all dividends. Historical stock performance is not indicative of future stock performance.
PEO Total Compensation Amount	$ 5,142,001	$ 3,758,011	$ 2,021,188
PEO Actually Paid Compensation Amount	$ 812,028	6,003,210	5,085,599
Adjustment To PEO Compensation, Footnote [Text Block]

PEO	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	5,142,001	3,758,011	2,021,188
- SCT “Stock Awards” column value	(1,704,403)	(1,238,600)	(482,400)
- SCT “Option Awards” column value	(2,007,665)	(895,496)	(409,155)
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	2,242,918	2,898,155	2,245,183
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(2,255,672)	1,231,180	1,489,083
+ vesting date fair value of equity awards granted and vested in the Covered Year end	—	—	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	(605,150)	267,960	222,700
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	—	—	—
Compensation Actually Paid to PEO (column (c))	812,028	6,003,210	5,085,599

Non-PEO NEO Average Total Compensation Amount	$ 1,614,787	1,154,249	1,169,176
Non-PEO NEO Average Compensation Actually Paid Amount	$ 537,488	1,675,742	1,671,132
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average of Non-PEO NEOs	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	1,614,787	1,154,249	1,169,176
- SCT “Stock Awards” column value	(400,257)	(413,346)	(127,704)
- SCT “Option Awards” column value	(747,431)	(313,961)	(650,448)
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	936,576	1,103,103	1,111,867
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	(767,594)	529,204	145,957
+ vesting date fair value of equity awards granted and vested in the Covered Year end	—	204,058	—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the Covered Year	(98,592)	44,225	22,283
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	—	(631,789)	—
Compensation Actually Paid to PEO (column (c))	537,488	1,675,742	1,671,132

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between Pay and TSR
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between Pay and Net Loss
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between Pay and Adjusted EBITDA
Total Shareholder Return Vs Peer Group [Text Block]	Relationship between Pay and TSR
Tabular List [Table Text Block]	Tabular List The following table sets forth the sole financial performance measure we used to determine the compensation paid to our PEO and other NEOs for fiscal 2022.

Adjusted EBITDA

Total Shareholder Return Amount	$ 126.57	215.26	162
Peer Group Total Shareholder Return Amount	132.79	206.76	149.98
Net Income (Loss)	$ (43,429,000)	$ (8,794,000)	$ (10,500,000)
Company Selected Measure Amount	108,600,000	85,253,000	57,288,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	We have identified Adjusted EBITDA as our Company Selected Measure. Adjusted EBITDA is a Non-GAAP financial measure. For our company, Adjusted EBITDA represents net income adjusted for income tax expense, interest expense, interest income and other, depreciation and amortization, stock-based compensation expense, restructuring charges, asset impairment charges and other special items identified by management. A reconciliation of our 2022 Adjusted EBITDA to net income (loss), the most comparable GAAP financial measure, is presented in Appendix A to this proxy statement. Identifying a Company Selected Measure is a matter of opinion. Other companies, including our peer companies, may utilize different measures as a basis for compensation or may utilize similar measures that are calculated in a manner that is different from the manner in which we calculate that measure. We may change the Company Selected Measure from year to year, depending upon a number of factors relating to our business.
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,704,403)	$ (1,238,600)	$ (482,400)
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,007,665)	(895,496)	(409,155)
PEO [Member] | Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,242,918	2,898,155	2,245,183
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,255,672)	1,231,180	1,489,083
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in the Covered Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(605,150)	267,960	222,700
PEO [Member] | Fair Value as of Prior Year end of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(400,257)	(413,346)	(127,704)
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(747,431)	(313,961)	(650,448)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	936,576	1,103,103	1,111,867
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(767,594)	529,204	145,957
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in the Covered Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	204,058	0
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(98,592)	44,225	22,283
Non-PEO NEO [Member] | Fair Value as of Prior Year end of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (631,789)	$ 0